Interim Condensed Consolidated Statements of Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands		Number of ordinary shares	Additional paid-in capital		Accumulated deficit	Total
Balance at Dec. 31, 2023			$ 236,213		$ (238,309)	$ (2,096)
Balance (in Shares) at Dec. 31, 2023		1,653,559
Share-based compensation			1,440			1,440
Issuance of Ordinary shares, warrants and pre-funded warrants, net	[1]		14,999			14,999
Issuance of Ordinary shares, warrants and pre-funded warrants, net (in Shares)	[1]	3,143,693
Net loss					(12,742)	(12,742)
Balance at Jun. 30, 2024			252,652		(251,051)	1,601
Balance (in Shares) at Jun. 30, 2024		4,797,252
Balance at Dec. 31, 2023			236,213		(238,309)	(2,096)
Balance (in Shares) at Dec. 31, 2023		1,653,559
Share-based compensation			2,824			2,824
Issuance of Ordinary shares, warrants and pre-funded warrants, net	[2]		35,863			35,863
Issuance of Ordinary shares, warrants and pre-funded warrants, net (in Shares)	[2]	8,537,345
Issuance of warrants			115			115
Net loss					(29,022)	(29,022)
Balance at Dec. 31, 2024			275,015		(267,331)	$ 7,684
Balance (in Shares) at Dec. 31, 2024		10,190,904				10,190,904
Balance at Mar. 31, 2024			251,902		(244,757)	$ 7,145
Balance (in Shares) at Mar. 31, 2024		4,797,252
Share-based compensation			750			750
Net loss					(6,294)	(6,294)
Balance at Jun. 30, 2024			252,652		(251,051)	1,601
Balance (in Shares) at Jun. 30, 2024		4,797,252
Balance at Dec. 31, 2024			275,015		(267,331)	$ 7,684
Balance (in Shares) at Dec. 31, 2024		10,190,904				10,190,904
Share-based compensation			2,875			$ 2,875
Issuance of Ordinary shares, abeyance shares and warrants, net			28,162			28,162	[3]
Issuance of Ordinary shares, abeyance shares and warrants, net (in Shares)		4,492,875
Exercise of pre-funded warrants	[4]
Exercise of pre-funded warrants (in Shares)		970,350
Net loss					(18,245)	(18,245)
Balance at Jun. 30, 2025			306,052		(285,576)	$ 20,476
Balance (in Shares) at Jun. 30, 2025		15,654,129				15,654,129
Balance at Mar. 31, 2025			275,685		(275,599)	$ 86
Balance (in Shares) at Mar. 31, 2025		10,190,904
Share-based compensation			2,205			2,205
Issuance of Ordinary shares, abeyance shares and warrants, net	[5]		28,162			28,162
Issuance of Ordinary shares, abeyance shares and warrants, net (in Shares)	[5]	4,492,875
Exercise of pre-funded warrants				[4]
Exercise of pre-funded warrants (in Shares)		970,350
Net loss					(9,977)	(9,977)
Balance at Jun. 30, 2025			$ 306,052		$ (285,576)	$ 20,476
Balance (in Shares) at Jun. 30, 2025		15,654,129				15,654,129

[1]	Net of issuance cost of $1,217.
[2]	Net of issuance costs of $2,894.
[3]	Net of issuance cost of $72.
[4]	Amount less than $1.
[5]	Net of issuance cost of $72.